Property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 127,900,000	$ 136,000,000
Additions	9,200,000	16,500,000	$ 15,300,000
Impairment	5,000,000	0	1,700,000
Provided during the year		16,700,000	16,600,000
Property, plant and equipment	125,500,000	127,900,000	136,000,000
Assets under finance leases	0	0
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	349,000,000	387,400,000
Additions	9,200,000	16,500,000
Acquired via acquisition	5,200,000
Disposals	(4,900,000)	(26,800,000)
Transfers		0
Exchange difference	18,300,000	(28,100,000)
Property, plant and equipment	376,800,000	349,000,000	387,400,000
Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(221,100,000)	(251,400,000)
Disposals	(4,700,000)	(25,600,000)
Impairment	5,000,000
Transfers		0
Exchange difference	(13,200,000)	21,400,000
Provided during the year	16,700,000	16,700,000
Property, plant and equipment	(251,300,000)	(221,100,000)	(251,400,000)
Freehold
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	29,800,000	36,000,000
Property, plant and equipment	29,900,000	29,800,000	36,000,000
Freehold | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	56,400,000	56,100,000
Additions	900,000	1,900,000
Acquired via acquisition	2,000,000
Disposals	(100,000)	(3,800,000)
Transfers		3,800,000
Exchange difference	3,200,000	(1,600,000)
Property, plant and equipment	62,400,000	56,400,000	56,100,000
Freehold | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(26,600,000)	(20,100,000)
Disposals	(100,000)	(2,800,000)
Impairment	2,500,000
Transfers		(7,900,000)
Exchange difference	(1,300,000)	600,000
Provided during the year	2,200,000	2,000,000
Property, plant and equipment	(32,500,000)	(26,600,000)	(20,100,000)
Long leasehold
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	2,800,000	2,500,000
Property, plant and equipment	2,700,000	2,800,000	2,500,000
Long leasehold | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	5,900,000	6,400,000
Additions	300,000	600,000
Acquired via acquisition	0
Disposals	(100,000)	0
Transfers		(200,000)
Exchange difference	100,000	(900,000)
Property, plant and equipment	6,200,000	5,900,000	6,400,000
Long leasehold | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(3,100,000)	(3,900,000)
Disposals	(100,000)	0
Impairment	0
Transfers		500,000
Exchange difference	(200,000)	600,000
Provided during the year	300,000	300,000
Property, plant and equipment	(3,500,000)	(3,100,000)	(3,900,000)
Short leasehold
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	5,000,000	5,600,000
Property, plant and equipment	5,500,000	5,000,000	5,600,000
Short leasehold | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	10,500,000	10,300,000
Additions	900,000	500,000
Acquired via acquisition	0
Disposals	0	0
Transfers		0
Exchange difference	800,000	(300,000)
Property, plant and equipment	12,200,000	10,500,000	10,300,000
Short leasehold | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(5,500,000)	(4,700,000)
Disposals	0	0
Impairment	0
Transfers		(200,000)
Exchange difference	(300,000)	200,000
Provided during the year	900,000	800,000
Property, plant and equipment	(6,700,000)	(5,500,000)	(4,700,000)
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	90,300,000	91,900,000
Property, plant and equipment	87,400,000	90,300,000	91,900,000
Plant and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	276,200,000	314,600,000
Additions	7,100,000	13,500,000
Acquired via acquisition	3,200,000
Disposals	(4,700,000)	(23,000,000)
Transfers		(3,600,000)
Exchange difference	14,200,000	(25,300,000)
Property, plant and equipment	296,000,000	276,200,000	314,600,000
Plant and equipment | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(185,900,000)	(222,700,000)
Disposals	(4,500,000)	(22,800,000)
Impairment	2,500,000
Transfers		7,600,000
Exchange difference	(11,400,000)	20,000,000
Provided during the year	13,300,000	13,600,000
Property, plant and equipment	(208,600,000)	$ (185,900,000)	$ (222,700,000)
Luxfer Czech Republic Operating Segment | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	2,200,000
Luxfer Magtech operations | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	1,300,000
Operating segments | Accumulated depreciation, amortisation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment	$ 1,500,000